Property and Equipment, Net (Details) - USD ($)	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net
Vehicles	$ 74,398	$ 199,502	$ 199,502
Less: accumulated depreciation	(68,818)	(182,762)	(167,883)
Total Property Plant And Equipment	$ 5,580	$ 16,740	$ 31,619
Estimated useful life	5 years